Fair Value of Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Assets:
Precious metals		$ 5,156	$ 2,540
Trading assets
Loans	[1],[2]	8,487	7,649
Securities		140,844	119,912
Other		2,892	2,166
Derivative financial instruments
Derivative Financial Assets		46,531	44,379
Liabilities:
Deposits	[3]	966,279	943,849
Financial liabilities designated at fair value through profit or loss		47,165	36,341
Subordinated debentures		7,692	7,833
Obligations related to securities sold short		38,104	35,042
Other liabilities		66,862	63,028
Derivative financial instruments
Derivative Financial Liabilities		56,031	51,260
Canadian provincial and municipal debt [member]
Trading assets
Securities		11,710	8,413
Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[4]	5,156	2,540
Trading assets
Assets		152,223	129,727
Investment securities
Investment securities	[5]	126,226	123,420
Derivative financial instruments
Derivative Financial Assets		46,531	44,379
Liabilities:
Deposits	[6]	335	193
Financial liabilities designated at fair value through profit or loss		47,165	36,341
Obligations related to securities sold short		38,104	35,042
Derivative financial instruments
Derivative Financial Liabilities		56,031	51,260
Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		8,487	7,649
Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		15,801	14,971
Investment securities
Investment securities	[5]	23,110	21,540
Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		11,710	8,413
Investment securities
Investment securities	[5]	20,843	17,525
Recurring fair value measurement [member] | U.S. treasury and other U.S. agencies debt [member] | IFRS9 [member]
Trading assets
Securities		9,132	15,050
Investment securities
Investment securities	[5]	49,036	46,376
Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		10,288	10,354
Investment securities
Investment securities	[5]	27,726	29,286
Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		10,116	11,934
Investment securities
Investment securities	[5]	3,040	3,527
Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		83,797	59,190
Investment securities
Investment securities	[5]	2,471	5,166
Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other		2,892	2,166
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		9,807	11,584
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		26,412	26,004
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		7,429	4,507
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		273	182
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,610	2,102
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		17,189	17,908
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		25,793	25,900
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		10,114	4,845
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		26	47
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2,909	2,560
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member]
Derivative financial instruments
Loans	[7],[8]	400,574	399,139
Liabilities:
Deposits	[7],[8]	392,222	411,838
Subordinated debentures	[8]	7,749	7,814
Other liabilities	[8]	22,584	22,062
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member] | IFRS9 [member]
Derivative financial instruments
Investment securities - amortized cost	[8]	23,239	28,422
Level 1 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		120,116	96,950
Investment securities
Investment securities	[5]	81,047	72,617
Derivative financial instruments
Derivative Financial Assets		816	150
Liabilities:
Obligations related to securities sold short		34,864	30,721
Derivative financial instruments
Derivative Financial Liabilities		783	139
Level 1 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		13,838	11,229
Investment securities
Investment securities	[5]	15,143	12,739
Level 1 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		8,374	6,228
Investment securities
Investment securities	[5]	16,293	12,823
Level 1 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agencies debt [member] | IFRS9 [member]
Trading assets
Securities		9,132	15,050
Investment securities
Investment securities	[5]	42,300	39,999
Level 1 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		1,837	422
Investment securities
Investment securities	[5]	7,099	3,940
Level 1 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		3,523	4,940
Investment securities
Investment securities	[5]	116	133
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		83,412	59,081
Investment securities
Investment securities	[5]	96	2,983
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		816	150
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		783	139
Level 1 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member]
Liabilities:
Subordinated debentures	[8]	7,345
Level 1 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member] | IFRS9 [member]
Derivative financial instruments
Investment securities - amortized cost	[8]	1,548	1,127
Level 2 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[4]	5,156	2,540
Trading assets
Assets		32,094	32,752
Investment securities
Investment securities	[5]	43,101	48,902
Derivative financial instruments
Derivative Financial Assets		45,530	44,176
Liabilities:
Deposits	[6]	335	193
Financial liabilities designated at fair value through profit or loss		47,165	36,341
Obligations related to securities sold short		3,240	4,319
Derivative financial instruments
Derivative Financial Liabilities		55,183	51,078
Level 2 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		8,486	7,649
Level 2 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		1,963	3,742
Investment securities
Investment securities	[5]	7,967	8,801
Level 2 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		3,336	2,185
Investment securities
Investment securities	[5]	4,550	4,702
Level 2 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agencies debt [member] | IFRS9 [member]
Investment securities
Investment securities	[5]	6,736	6,377
Level 2 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		8,451	9,932
Investment securities
Investment securities	[5]	20,627	25,346
Level 2 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		6,593	6,990
Investment securities
Investment securities	[5]	2,892	3,359
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		373	88
Investment securities
Investment securities	[5]	329	317
Level 2 [member] | Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other		2,892	2,166
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		9,804	11,584
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		26,411	26,004
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		6,452	4,313
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		269	180
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,594	2,095
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		17,181	17,895
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		25,793	25,900
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		9,288	4,687
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		24	46
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2,897	2,550
Level 2 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member]
Liabilities:
Deposits	[7],[8]	392,222	411,838
Subordinated debentures	[8]	404	7,814
Other liabilities	[8]	22,098	21,563
Level 2 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member] | IFRS9 [member]
Derivative financial instruments
Investment securities - amortized cost	[8]	21,691	27,295
Level 3 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		13	25
Investment securities
Investment securities	[5]	2,078	1,901
Derivative financial instruments
Derivative Financial Assets		185	53
Liabilities:
Obligations related to securities sold short			2
Derivative financial instruments
Derivative Financial Liabilities		65	43
Level 3 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		1
Level 3 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities			4
Investment securities
Investment securities	[5]	32	35
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		12	21
Investment securities
Investment securities	[5]	2,046	1,866
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		3
Level 3 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		1
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		161	44
Level 3 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		4	2
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		16	7
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		8	13
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		43	19
Level 3 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2	1
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		12	10
Level 3 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member]
Derivative financial instruments
Loans	[7],[8]	400,574	399,139
Liabilities:
Other liabilities	[8]	$ 486	$ 499

[1]	Geographic segmentation of trading loans is based upon the location of the ultimate risk of the underlying asset.
[2]	Loans are primarily denominated in U.S. dollars.
[3]	Deposits denominated in U.S. dollars amount to $297,065 (2024 – $295,316), deposits denominated in Chilean pesos amount to $20,053 (2024 – $19,271), deposits denominated in Mexican pesos amount to $35,941 (2024 – $34,416) and deposits denominated in other foreign currencies amount to $117,530 (2024 – $109,683).
[4]	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
[5]	Excludes debt investment securities measured at amortized cost of $23,722 (October 31, 2024 – $29,412).
[6]	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amortized cost.
[7]	Represents fixed rate instruments.
[8]	Represents the fair value of financial assets and liabilities where the carrying amount is not a reasonable approximation of fair value.